UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                          OPPENHEIMER SELECT VALUE FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS    JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                      Shares              Value
--------------------------------------------------------------------------------
Common Stocks--97.2%
--------------------------------------------------------------------------------
Consumer Discretionary--13.1%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--3.0%
McDonald's Corp.                                      12,300   $        338,250
--------------------------------------------------------------------------------
Media--10.1%
AMC Entertainment, Inc. 1                              9,500            181,355
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                            42,800            362,944
--------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares 1          3,145             98,061
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                        79,690            505,235
                                                                ----------------
                                                                      1,147,595
--------------------------------------------------------------------------------
Consumer Staples--4.4%
--------------------------------------------------------------------------------
Food & Staples Retailing--0.9%
Costco Wholesale Corp.                                 2,700            109,782
--------------------------------------------------------------------------------
Tobacco--3.5%
Altria Group, Inc.                                     8,300            395,080
--------------------------------------------------------------------------------
Energy--10.5%
--------------------------------------------------------------------------------
Energy Equipment & Services--1.1%
Halliburton Co.                                        2,000             63,500
--------------------------------------------------------------------------------
Pride International, Inc. 1                            3,400             61,200
                                                                ----------------
                                                                        124,700
--------------------------------------------------------------------------------
Oil & Gas--9.4%
BP plc, ADR                                           10,100            569,236
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                                 5,500             86,020
--------------------------------------------------------------------------------
Frontier Oil Corp.                                     5,300            113,685
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    1,700            102,017
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                  1,800            194,004
                                                                ----------------
                                                                      1,064,962
--------------------------------------------------------------------------------
Financials--20.6%
--------------------------------------------------------------------------------
Commercial Banks--7.8%
Bank of America Corp.                                  6,532            555,285
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      5,800            332,978
                                                                ----------------
                                                                        888,263
--------------------------------------------------------------------------------
Diversified Financial Services--5.7%
Citigroup, Inc.                                        7,700            339,493
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              2,000             99,440
--------------------------------------------------------------------------------
Morgan Stanley                                         4,200            207,186
                                                                ----------------
                                                                        646,119
--------------------------------------------------------------------------------
Insurance--5.6%
Genworth Financial, Inc., Cl. A 1                      4,400            100,056
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                    3,500             97,405
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             7,200            335,232
--------------------------------------------------------------------------------
UnumProvident Corp.                                    6,900            110,055
                                                                ----------------
                                                                        642,748
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.5%
Fannie Mae                                               800             56,768
--------------------------------------------------------------------------------
Freddie Mac                                            1,700            109,327
                                                                ----------------
                                                                        166,095
--------------------------------------------------------------------------------
Health Care--4.6%
--------------------------------------------------------------------------------
Biotechnology--2.0%
MedImmune, Inc. 1                                      9,700            223,488
--------------------------------------------------------------------------------
Health Care Providers & Services--0.8%
Province Healthcare Co. 1                              6,200             90,086
--------------------------------------------------------------------------------
Pharmaceuticals--1.8%
Watson Pharmaceuticals, Inc. 1                         8,100            204,201
--------------------------------------------------------------------------------
Industrials--19.6%
--------------------------------------------------------------------------------
Aerospace & Defense--9.0%
Boeing Co.                                             2,100            106,575
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR              5,900            168,740
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                              12,100            138,545
--------------------------------------------------------------------------------
Raytheon Co.                                          18,100            607,255
                                                                ----------------
                                                                      1,021,115
--------------------------------------------------------------------------------
Commercial Services & Supplies--3.2%
Cendant Corp.                                         16,100            368,368
--------------------------------------------------------------------------------
Industrial Conglomerates--7.4%
General Electric Co.                                  15,000            498,750
--------------------------------------------------------------------------------
Tyco International Ltd.                               11,200            347,200
                                                               -----------------
                                                                        845,950
--------------------------------------------------------------------------------
Information Technology--10.3%
--------------------------------------------------------------------------------
Computers & Peripherals--1.0%
Hewlett-Packard Co.                                    5,600            112,840
--------------------------------------------------------------------------------
Internet Software & Services--0.6%
Net2Phone, Inc. 1                                     20,200             65,044
--------------------------------------------------------------------------------
IT Services--0.9%
CSG Systems International, Inc. 1                      6,200            101,680
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--3.0%
Freescale Semiconductor, Inc., Cl. A 1                24,500            344,225
--------------------------------------------------------------------------------
Software--4.8%
Acclaim Entertainment, Inc. 1                         68,700             10,992
--------------------------------------------------------------------------------
Compuware Corp. 1                                     10,900             53,846
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                 15,400            482,328
                                                               -----------------
                                                                        547,166
--------------------------------------------------------------------------------
Materials--2.1%
--------------------------------------------------------------------------------
Chemicals--1.3%
Dow Chemical Co.                                       1,100             43,879
--------------------------------------------------------------------------------
Praxair, Inc.                                          2,800            110,460
                                                                ----------------
                                                                        154,339
--------------------------------------------------------------------------------
Metals & Mining--0.8%
GrafTech International Ltd. 1                          8,100             89,343
--------------------------------------------------------------------------------
Telecommunication Services--7.7%
--------------------------------------------------------------------------------
Diversified Telecommunication Services--7.0%
IDT Corp., Cl. B 1                                    31,200            491,400
--------------------------------------------------------------------------------
SBC Communications, Inc.                               7,100            179,914
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           3,200            123,328
                                                                ----------------
                                                                        794,642
--------------------------------------------------------------------------------
Wireless Telecommunication Services--0.7%
Vodafone Group plc, Sponsored ADR                      3,900             84,747
--------------------------------------------------------------------------------
Utilities--4.3%
--------------------------------------------------------------------------------
Electric Utilities--3.3%
AES Corp. (The) 1                                     23,700            228,705
--------------------------------------------------------------------------------
PG&E Corp. 1                                           4,900            139,846
                                                               -----------------
                                                                        368,551
--------------------------------------------------------------------------------
Gas Utilities--1.0%
Sempra Energy                                          3,300            117,975
                                                               -----------------
Total Common Stocks (Cost $10,425,241)                               11,057,354

                                                       Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares
Rts., Exp. 8/23/04 1 (Cost $0)                           629              3,780

                                                   Principal
                                                      Amount
--------------------------------------------------------------------------------
Joint Repurchase Agreements--3.3%
--------------------------------------------------------------------------------
Undivided   interest  of  0.08%  in  joint
repurchase   agreement   (Principal Amount/Value
$446,558,000,  with a  maturity  value of
$446,606,749)  with UBS Warburg LLC,  1.31%,
dated  7/30/04,  to be  repurchased at $370,040
on 8/2/04, collateralized by Federal National
Mortgage Assn.,  4.50%--5%,  3/1/34,  with a
value of $456,762,011  (Cost $370,000)              $370,000            370,000
--------------------------------------------------------------------------------

Total Investments, at Value (Cost $10,795,241)         100.5%        11,431,134
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                   (0.5)           (51,682)
                                                 -------------------------------
Net Assets                                             100.0%   $    11,379,452
                                                 ===============================

Footnote to Statement of Investments
1. Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)